Income Taxes - Components of Income Tax Expense/(Benefit) (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Current income tax	$ (133,038,125)	$ (135,594,643)	$ (49,317,727)
Adjustments to current tax from the previous period	(24,409)	(295,585)	(7,068,433)
Current tax income/(expense) related to hedge accounting	18,309,177	23,630,564	(32,386,954)
Current tax expense, net	(114,753,357)	(112,259,664)	(88,773,114)
Expense from deferred taxes for origination and reversal of temporary differences	2,653,838	29,042,729	12,117,295
Total deferred tax benefit	2,653,838	29,042,729	12,117,295
Income tax expense, continuing operations	$ (112,099,519)	$ (83,216,935)	$ (76,655,819)